Prepayment and Other Current Assets - Schedule of prepaid expenses and other current assets (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Deferred expenses for learning services	¥ 45,238		¥ 48,185
Prepayment for value-added taxes	36,739		18,034
Prepayment for promotion fees	27,879		20,777
Deferred charges	27,545		12,472
Interest receivable	17,893		6,252
Prepaid Sales Commission	12,098
Prepayment for rental expenses	7,215		1,237
Prepayment For Content Fees	3,036		3,201
Others	22,941		10,733
Total	¥ 200,584	$ 29,544	¥ 120,891